Pay vs Performance Disclosure - USD ($)	9 Months Ended			12 Months Ended					18 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 06, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 22, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO JOHN J. FLYNN (1)	COMPENSATION ACTUALLY PAID TO PEO JOHN J. FLYNN (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO KEITH A. JEZEK (1)	COMPENSATION ACTUALLY PAID TO PEO KEITH A. JEZEK (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO CHARLES D. JEHL (1)	COMPENSATION ACTUALLY PAID TO PEO CHARLES D. JEHL (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO JESSICA E. BUSS (1)	COMPENSATION ACTUALLY PAID TO PEO JESSICA E. BUSS (1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (2)(3)	LPRO TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN (4)	NET INCOME ($ IN THOUSANDS)	ADJUSTED EBITDA (THOUSANDS) (5)
2025	$0	$0	$0	$0	$1,374,620	($2,984,058)	$11,170,573	$6,100,309	$974,103	$789,014	$4.43	$120.66	($4,236)	$15,632
2024	$0	$0	$1,078,569	($7,126,751)	$5,071,681	$2,782,181	$0	$0	$737,515	$531,125	$17.08	$100.48	($135,010)	($55,027)
2023	$0	$0	$5,957,265	$6,215,126	$0	$0	$0	$0	$1,138,720	$1,368,452	$24.34	$71.18	$22,070	$39,834
2022	$2,390,833	$398,800	$6,651,233	$6,106,733	$0	$0	$0	$0	$1,923,448	$614,385	$19.31	$52.60	$66,620	$103,741
2021	$2,299,501	$1,505,717	$0	$0	$0	$0	$0	$0	$4,525,451	$2,835,971	$64.30	$120.11	$146,082	$154,777

(1)
Jessica Buss has served as the Company’s CEO beginning on March 31, 2025. The PEO prior to Ms. Buss was Charles D. Jehl, who served as the Company’s interim CEO beginning March 22, 2024 and as the Company’s CEO on a permanent, non-interim
basis from September 11, 2024 until March 31, 2025. The PEO prior to Mr. Jehl was Keith A. Jezek, who served as the Company’s CEO from October 7, 2022 until March 22, 2024. The PEO prior to Mr. Jezek was John J. Flynn, who served as the Company’s CEO until October 6, 2022.

(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2025
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CHARLES D. JEHL (PRIOR PEO)	JESSICA BUSS (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,374,620	$11,170,573	$974,103
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	$0	$(9,122,160)	$(332,266)
Increase/(Decrease) for fair value at year-end of stock awards and option awards granted during year that remain unvested as of year-end	$0	$4,208,659	$227,360
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$0	$(72,961)
Increase/(Decrease) for fair value at vesting of stock awards and option awards granted during year	$0	$0	$0
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(1,775,553)	$(156,763)	$(7,222)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(2,583,125)	$0	$0

Compensation Actually Paid Amount	$(2,984,058)	$6,100,309	$789,014

(3)
The
non-PEO
NEOs were (a) in 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark; (d) in 2024, Sarah Lackey, Matthew R. Roe, and Matthew Stark; and (e) in 2025, Massimo Monaco, Michelle Glasl, Ben Massey, and Matthew Sather.

(4)
For purposes of this disclosure, our peer group in 2025 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2025 Peer Group”). The 2025 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022, our Annual Report on Form
10-K
for the year ended December 31, 2023, our Annual Report on Form
10-K
for the year ended December 31, 2024, and our Annual Report on Form
10-K
for the year ended December 31, 2025.

(5)
Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance. Beginning in the quarter ended June 30, 2025, the Company updated the presentation of Adjusted EBITDA to exclude interest income as the Company believes the exclusion of interest income better aligns its presentation with comparable companies. In addition, beginning in the quarter ended September 30, 2025, the Company updated the presentation of Adjusted EBITDA to exclude certain other non-recurring
expenses that do not contribute directly to management’s evaluation of its operating results. Prior periods presented have been conformed to the current period presentation.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote	The
non-PEO
				NEOs were (a) in 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark; (d) in 2024, Sarah Lackey, Matthew R. Roe, and Matthew Stark; and (e) in 2025, Massimo Monaco, Michelle Glasl, Ben Massey, and Matthew Sather.
Peer Group Issuers, Footnote
(4)
For purposes of this disclosure, our peer group in 2025 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2025 Peer Group”). The 2025 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022, our Annual Report on Form
10-K
for the year ended December 31, 2023, our Annual Report on Form
10-K
for the year ended December 31, 2024, and our Annual Report on Form
10-K
for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2025
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CHARLES D. JEHL (PRIOR PEO)	JESSICA BUSS (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,374,620	$11,170,573	$974,103
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	$0	$(9,122,160)	$(332,266)
Increase/(Decrease) for fair value at year-end of stock awards and option awards granted during year that remain unvested as of year-end	$0	$4,208,659	$227,360
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$0	$(72,961)
Increase/(Decrease) for fair value at vesting of stock awards and option awards granted during year	$0	$0	$0
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(1,775,553)	$(156,763)	$(7,222)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(2,583,125)	$0	$0

Compensation Actually Paid Amount	$(2,984,058)	$6,100,309	$789,014

Non-PEO NEO Average Total Compensation Amount				$ 974,103	$ 737,515	$ 1,138,720	$ 1,923,448	$ 4,525,451
Non-PEO NEO Average Compensation Actually Paid Amount				$ 789,014	531,125	1,368,452	614,385	2,835,971
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to the current PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2025
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	CHARLES D. JEHL (PRIOR PEO)	JESSICA BUSS (CURRENT PEO)	AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$1,374,620	$11,170,573	$974,103
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	$0	$(9,122,160)	$(332,266)
Increase/(Decrease) for fair value at year-end of stock awards and option awards granted during year that remain unvested as of year-end	$0	$4,208,659	$227,360
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0	$0	$(72,961)
Increase/(Decrease) for fair value at vesting of stock awards and option awards granted during year	$0	$0	$0
Increase/(Decrease) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(1,775,553)	$(156,763)	$(7,222)
Increase/(Decrease) for fair value at prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during year	$(2,583,125)	$0	$0

Compensation Actually Paid Amount	$(2,984,058)	$6,100,309	$789,014

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance meas
ure
s which in our assessment represent the most important financial performance measures we use to link Compensation Actually Paid to our NEOs, for 2025, to Company performance:

MEASURE	NATURE	EXPLANATION

Adjusted EBITDA	Financial measure
Non-GAAP
financial measured defined as GAAP net income (loss) excluding interest expense (income), income tax expense (benefit), depreciation expense of property and equipment, amortization expense of capitalized software development costs, share-based compensation expense, loss on extinguishment of debt and certain other non-recurring
expenses that do not contribute directly to management’s evaluation of its operating results.

Certified Loans	Non-financial measure	The number of certified loans generated by the Company in 2025.

Total Revenue	Financial measure	Total revenue in 2025.

Cash EBITDA	Financial measure
Non-GAAP
financial measured defined as net income, plus (i) interest expense, (ii) taxes and tax receivable agreement payments, (iii) depreciation and amortization expense, (iv) cash collections related to revenue, (v) any net asset writedowns related to revenue, and
(vi) non-operational
exceptional expenses; minus (1) interest income, (2) revenue, (3) any net asset markups related to revenue, and
(4) non-operational
exceptional income.

Total Shareholder Return Amount				$ 4.43	17.08	24.34	19.31	64.3
Peer Group Total Shareholder Return Amount				120.66	100.48	71.18	52.6	120.11
Net Income (Loss)				$ (4,236,000)	$ (135,010,000)	$ 22,070,000	$ 66,620,000	$ 146,082,000
Company Selected Measure Amount				15,632,000	(55,027,000)	39,834,000	103,741,000	154,777,000
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance. Beginning in the quarter ended June 30, 2025, the Company updated the presentation of Adjusted EBITDA to exclude interest income as the Company believes the exclusion of interest income better aligns its presentation with comparable companies. In addition, beginning in the quarter ended September 30, 2025, the Company updated the presentation of Adjusted EBITDA to exclude certain other non-recurring
				expenses that do not contribute directly to management’s evaluation of its operating results. Prior periods presented have been conformed to the current period presentation.
Measure:: 2
Pay vs Performance Disclosure
Name				Certified Loans
Measure:: 3
Pay vs Performance Disclosure
Name				Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name				Cash EBITDA
Charles D. Jehl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,374,620	$ 5,071,681	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount				(2,984,058)	2,782,181	0	0	0
PEO Name		Charles D. Jehl
John J. Flynn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	0	2,390,833	2,299,501
PEO Actually Paid Compensation Amount				0	0	0	398,800	$ 1,505,717
PEO Name			John J. Flynn					John J. Flynn
Keith A. Jezek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	1,078,569	5,957,265	6,651,233	$ 0
PEO Actually Paid Compensation Amount				0	(7,126,751)	$ 6,215,126	6,106,733	0
PEO Name						Keith A. Jezek			Keith A. Jezek
Jessica Buss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,170,573	0	$ 0	0	0
PEO Actually Paid Compensation Amount				6,100,309	$ 0	$ 0	$ 0	$ 0
PEO Name	Jessica Buss
PEO | Charles D. Jehl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Charles D. Jehl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Charles D. Jehl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Charles D. Jehl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Charles D. Jehl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,775,553)
PEO | Charles D. Jehl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,583,125)
PEO | Jessica Buss [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,122,160)
PEO | Jessica Buss [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,208,659
PEO | Jessica Buss [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jessica Buss [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Jessica Buss [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(156,763)
PEO | Jessica Buss [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(332,266)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				227,360
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(72,961)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,222)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0